Cover Cover	Jul. 26, 2019	Jul. 25, 2019
Cover page.
Document Type		8-K
Document Period End Date		Jul. 25, 2019
Entity Registrant Name		Independent Bank Group, Inc.
Entity Incorporation, State or Country Code		TX
Entity File Number		001-35854
Entity Tax Identification Number		13-4219346
Entity Address, Address Line One		7777 Henneman Way
Entity Address, City or Town		McKinney
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75070-1711
City Area Code		972
Local Phone Number		562-9004
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value, $0.01 per share
Trading Symbol		IBTX
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key	0001564618
Amendment Flag	false